TAXES RECEOVERABLE (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of income taxes recoverable and Canadian sales taxes
	December 31, 2021	December 31, 2020
VAT recoverable	$790	$2,328
GST recoverable	26	16
Income taxes recoverable	2,548	2,700
	$3,364	$5,044